Summary of Significant Accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Impact of the net reclassification on cost of goods sold and gross margin	$ 4.1	$ 17.3	$ 18.9	$ 14.9
Stock Options Equity Settled Share Based Payments [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement		over a five-year
Description of maximum term of options granted for share based payment arrangement		seven-year
Number of days proceeding the date of the grant		5 days
Phantom Share Entitlement [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement		over a five-year
Description of maximum term of options granted for share based payment arrangement		seventh anniversary
Number of days proceeding the date of the grant		5 days
Bottom of range [member]
Statements [Line Items]
Rental equipment useful life		5 years
Estimated useful life of the overhaul		2 years
Useful life measured as period of time, Intangible assets other than goodwill		3 years
Top of range [member]
Statements [Line Items]
Rental equipment useful life		20 years
Estimated useful life of the overhaul		5 years
Useful life measured as period of time, Intangible assets other than goodwill		8 years
Joint ventures [member]
Statements [Line Items]
Proportion of ownership interest in joint venture		65.00%
Roska DBO [Member]
Statements [Line Items]
Proportion of ownership interest in associate		45.00%